Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Payments in advance	$ 12,039,055	$ 26,515,825
Other	3,251,939	2,565,824
Insurance	1,862,813	1,621,076
Total other assets	$ 17,153,807	$ 30,702,725